Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Trade and other current payables [abstract]
Payables to contractors and equipment suppliers	$ 1,816,555		$ 1,145,359
Salaries and bonuses payable	829,762		788,720
Employees' compensation payable	673,387		332,080
Directors' remuneration payable	25,690		16,604
Pension payable	16,600		15,159
Interest payable	3,277		1,958
Other expense payable	1,013,168		949,523
Other payables	$ 4,378,439	$ 157,838	$ 3,249,403